Convertible loan (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of changes in convertible debt

The following table summarizes the changes in the convertible debt instrument during the six month period to June 30, 2022:

	Residual loan	Embedded derivative	Total
	£	£	£

Balance at December 31, 2021	6,806,210	6,925,654	13,731,864
Loan notes issued in the period	170	17,940	18,110
Accrued interest	5,854,785	-	5,854,785
Conversion of loan notes	(9,861,405)	-	(9,861,405)
Repayment of loan notes	(1,936,360)	-	(1,936,360)
Fair value adjustment	-	(6,943,594)	(6,943,594)
Currency adjustment	183,709	-	183,709
Balance at June 30, 2022	1,047,109	-	1,047,109

Schedule of valuation assumption on convertible debt

The model inputs were as follows:

2022
Exercise price in USD	$212.50
Share price in USD	18.40
Time to maturity	One month
Expected volatility	80%
Risk free interest rate (US treasury bond)	0.08%
Dividend yield	-